Allowance for Loan Losses - Internally Assigned Grade (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 13,312,388	$ 12,853,678
Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	5,835,194	5,798,966
Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	2,038,052	1,890,668
Construction - custom
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	540,741	624,479
Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	204,107	155,204
Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	99,694	102,036
Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,422,674	1,385,125
Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,631,170	1,452,168
Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,268,695	1,140,874
HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	142,178	130,852
Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	129,883	173,306
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 13,208,853	$ 12,728,537
Total grade as a % of total gross loans	99.20%	99.00%
Pass | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 5,808,444	$ 5,766,096
Pass | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	2,038,052	1,886,304
Pass | Construction - custom
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	540,741	624,479
Pass | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	200,283	152,984
Pass | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	98,828	101,249
Pass | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,418,837	1,378,803
Pass | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,602,634	1,421,602
Pass | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	1,229,891	1,093,405
Pass | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	141,271	130,330
Pass | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	129,872	173,285
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 20,879	$ 27,197
Total grade as a % of total gross loans	0.20%	0.20%
Special mention | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 0	$ 0
Special mention | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	1,937
Special mention | Construction - custom
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Special mention | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Special mention | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Special mention | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	1,633
Special mention | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	2,754	7,114
Special mention | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	18,125	16,513
Special mention | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Special mention | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 82,656	$ 97,944
Total grade as a % of total gross loans	0.60%	0.80%
Substandard | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 26,750	$ 32,870
Substandard | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	2,427
Substandard | Construction - custom
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Substandard | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	3,824	2,220
Substandard | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	866	787
Substandard | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	3,837	4,689
Substandard | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	25,782	23,452
Substandard | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	20,679	30,956
Substandard | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	907	522
Substandard | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	11	21
Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 0	$ 0
Total grade as a % of total gross loans	0.00%	0.00%
Doubtful | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 0	$ 0
Doubtful | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Doubtful | Construction - custom
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Doubtful | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Doubtful | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Doubtful | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Doubtful | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Doubtful | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Loss
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 0	$ 0
Total grade as a % of total gross loans	0.00%	0.00%
Loss | Single-family residential
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 0	$ 0
Loss | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Loss | Construction - custom
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Loss | Land - acquisition & development
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Loss | Land - consumer lot loans
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Loss | Multi-family
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Loss | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Loss | Commercial & industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Loss | HELOC
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	0	0
Loss | Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable, gross	$ 0	$ 0